REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments
September 30, 2025 (unaudited)
		Shares	Value
109.71%	CONVERTIBLE BONDS
6.28%	COMMUNICATION SERVICES
	Trump Media & Technology Group Corp. 05/29/2028 0.011% 144A	483,000	$451,907

11.49%	CONSUMER DISCRETIONARY
	GameStop Corp. 04/01/2030 -0.059% 144A(A)	728,000	827,736

19.99%	FINANCIALS
	MARA Holdings, Inc. 03/01/2030 0.047% 144A(A)	450,000	451,800
	MARA Holdings, Inc. 06/01/2031 0.035% 144A(A)	420,000	399,665
	MARA Holdings, Inc. 09/01/2031 2.125%	138,000	167,258
	Riot Platforms, Inc. 01/15/2030 0.750% 144A	275,000	421,233
			1,439,956

71.95%	INFORMATION TECHNOLOGY
	MicroStrategy Incorporated 12/01/2029 0.039% 144A(A)	1,618,000	1,454,195
	MicroStrategy Incorporated 03/01/2030 0.011% 144A(A)	905,000	954,775
	MicroStrategy Incorporated 03/15/2030 0.625%	362,000	812,147
	MicroStrategy Incorporated 03/15/2031 0.875%	275,000	432,712
	MicroStrategy, Inc. 06/15/2032 2.250%	363,000	648,499
	Strategy Inc. 09/15/2028 0.625%	465,000	880,012
			5,182,340

109.71%	TOTAL CONVERTIBLE BONDS		7,901,939
	(Cost: $7,058,871)

2.05%	MONEY MARKET FUND
	First American Money Market Funds 4.050%(B)	147,540	147,540
	(Cost: $147,540)

111.76%	TOTAL INVESTMENTS		8,049,479
	(Cost: $7,206,411)
(11.76%)	Liabilities in excess of other assets		(847,146)
100.00%	NET ASSETS		$7,202,333

REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Schedule of Investments
September 30, 2025 (unaudited)

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of September 30,2025
(B)Effective 7 day yield as of September 30,2025
See Notes to Schedule of Investments.

A 144A Security is exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $4,961,310 and is 68.88% of the Fund's  net assets.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
CONVERTIBLE BONDS	$-	$7,901,939	$-	$7,901,939
MONEY MARKET FUND	147,540	-	-	147,540
TOTAL INVESTMENTS	$147,540	$7,901,939	$-	$8,049,479

The cost of investments for Federal income tax purposes has been estimated a/o September 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $7,206,411, and the related net unrealized appreciation (depreciation) consists of:

			Gross unrealized appreciation	$952,876
			Gross unrealized depreciation	(109,808)
			Net unrealized appreciation	$843,068